TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
TAX EXPENSE
Schedule of tax expense

	Years ended December 31
	2022	2021
Current income tax expense	$22,512	$—
Mexican 7.5% Special Mining Duty expense	9,371	—
Deferred income tax (recovery)	(2,698)	—
Deferred Mexican 7.5% Special Mining Duty expense	293	—
Withholding taxes	3,150	—
Tax expense	$32,628	$—

Schedule of reconciliation of effective tax rate

	2022	2021
Income (loss) before tax	$78,398	$(26,278)
Statutory income tax rate	26.8%	26.8%

Expected income tax	$21,036	$(7,042)
Differences between Canadian and foreign tax rates	4,117	(744)
Items not deductible for tax purposes	4,508	2,850
Share based compensation	107	587
Change in unrecognized deductible temporary differences	(7,778)	6,208
True ups	1,901	(1,913)
Effect of changes in tax rates from prior years	—	(71)
Effect of changes in foreign exchange rates	(2,371)	393
Mexican Special Mining Duty	9,576	—
Inflationary adjustment and other	1,532	(268)
Total income taxes	32,628	—

Effective tax rate	41.6%	n/a

Schedule of unrecognized deductible temporary differences

	December 31
	2022	2021
Mineral properties and exploration expenditures	$30,467	$55,548
Equipment	1,251	1,814
Site closure provisions	356	5,460
Long term debt	6,570	—
Share issue costs	3,452	5,724
Non capital losses	53,436	41,343
Intercompany debt	—	413
Other	154	5,202
Unrecognized deductible temporary differences	$95,686	$115,504

Schedule of recognized deferred tax assets and liabilities

	December 31
	2022	2021
Property, plant and equipment	$(216)	$(8,173)
Site closure provisions	2,363	—
Long term debt	—	(1,786)
Non capital losses	1,397	10,447
Intercompany debt	(1,619)	—
Other	480	(488)
Recognized deferred tax assets (liabilities)	$2,405	$—

Schedule of deductible temporary differences expiry dates

	Tax losses	December 31
	expire in years	2022	2021
Canada	2025 to 2042	$61,214	$46,354
Mexico	2027 to 2031	—	29,851
Panama	2023 to 2027	736	655
United States	indefinite	27,086	16